Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2020
Analysis Of Finance Income And Expense [Abstract]
Schedule of Finance Income and Expense

Our finance income and expense primarily consist of foreign exchange gain and loss as well as interest expense associated with our lease liabilities and debt instruments.

	Year ended December 31,
	2020	2019	2018
	(in thousands)
Foreign exchange (loss) / gain, net	$(527)	$(442)	$393
Interest expense	(2,704)	(1,186)	—
Finance result, net	$(3,231)	$(1,628)	$393